Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000021879 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[1]
C000021879 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[1]
C000021879 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[1]
C000021879 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[1]
C000021879 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[1]
C000021879 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
C000021879 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[1]
C000021879 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000021879 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[1]
C000021879 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[1]
C000021879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000021879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021879 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021879 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021879 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021879 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021879 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000021881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[2]
C000021881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[2]
C000021881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
C000021881 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[2]
C000021881 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[2]
C000021881 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[2]
C000021881 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[2]
C000021881 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000021881 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[2]
C000021881 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[2]
C000021881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000021881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021881 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000021882 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[3]
C000021882 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[3]
C000021882 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[3]
C000021882 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[3]
C000021882 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[3]
C000021882 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[3]
C000021882 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[3]
C000021882 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000021882 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[3]
C000021882 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[3]
C000021882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000021882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021882 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021882 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000071346 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[4]
C000071346 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[4]
C000071346 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[4]
C000071346 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[4]
C000071346 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[4]
C000071346 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[4]
C000071346 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[4]
C000071346 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000071346 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[4]
C000071346 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[4]
C000071346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000071346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000071346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000071346 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000071346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000071346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000071346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000071346 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071346 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071346 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000057286 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[5]
C000057286 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[5]
C000057286 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[5]
C000057286 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[5]
C000057286 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[5]
C000057286 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[5]
C000057286 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[5]
C000057286 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000057286 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[5]
C000057286 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[5]
C000057286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000057286 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000057286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000057286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000057286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000057286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000057286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000057286 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057286 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000057286 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000021883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[6]
C000021883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[6]
C000021883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[6]
C000021883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[6]
C000021883 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[6]
C000021883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[6]
C000021883 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[6]
C000021883 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000021883 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[6]
C000021883 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[6]
C000021883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000021883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021883 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000188888 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[7]
C000188888 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[7]
C000188888 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[7]
C000188888 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[7]
C000188888 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[7]
C000188888 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[7]
C000188888 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[7]
C000188888 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000188888 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[7]
C000188888 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[7]
C000188888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000188888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000188888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000188888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000188888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000188888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000188888 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000188888 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188888 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000032264 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[8]
C000032264 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000032264 [Member] | V Global Holdings LLC Term Loan 10 20 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[8]
C000032264 [Member] | Virgin Media 02 LG Term Loan Q 7 68 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[8]
C000032264 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000032264 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[8]
C000032264 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[8]
C000032264 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[8]
C000032264 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[8]
C000032264 [Member] | W R Grace Holdings LLC Term Loan 7 58 09 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[8]
C000032264 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[9]
C000032264 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000032264 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[9]
C000032264 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[9]
C000032264 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[9]
C000032264 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[9]
C000032264 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[9]
C000032264 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[9]
C000032264 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[9]
C000032264 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000032264 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[9]
C000032264 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000032264 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9]
C000032264 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9]
C000032264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000032266 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[10]
C000032266 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000032266 [Member] | V Global Holdings LLC Term Loan 10 20 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[10]
C000032266 [Member] | Virgin Media 02 LG Term Loan Q 7 68 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[10]
C000032266 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000032266 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[10]
C000032266 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[10]
C000032266 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[10]
C000032266 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[10]
C000032266 [Member] | W R Grace Holdings LLC Term Loan 7 58 09 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[10]
C000032266 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[11]
C000032266 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000032266 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000032266 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[11]
C000032266 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[11]
C000032266 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[11]
C000032266 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[11]
C000032266 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[11]
C000032266 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[11]
C000032266 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000032266 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[11]
C000032266 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000032266 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11]
C000032266 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11]
C000032266 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000032267 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[12]
C000032267 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000032267 [Member] | V Global Holdings LLC Term Loan 10 20 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[12]
C000032267 [Member] | Virgin Media 02 LG Term Loan Q 7 68 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[12]
C000032267 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[12]
C000032267 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[12]
C000032267 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[12]
C000032267 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[12]
C000032267 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[12]
C000032267 [Member] | W R Grace Holdings LLC Term Loan 7 58 09 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[12]
C000032267 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[13]
C000032267 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000032267 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[13]
C000032267 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[13]
C000032267 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[13]
C000032267 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[13]
C000032267 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[13]
C000032267 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[13]
C000032267 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
C000032267 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[13]
C000032267 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[13]
C000032267 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000032267 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13]
C000032267 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[13]
C000032267 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[13]
C000071348 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[14]
C000071348 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000071348 [Member] | V Global Holdings LLC Term Loan 10 20 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[14]
C000071348 [Member] | Virgin Media 02 LG Term Loan Q 7 68 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[14]
C000071348 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[14]
C000071348 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[14]
C000071348 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[14]
C000071348 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[14]
C000071348 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[14]
C000071348 [Member] | W R Grace Holdings LLC Term Loan 7 58 09 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[14]
C000071348 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[15]
C000071348 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[15]
C000071348 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[15]
C000071348 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[15]
C000071348 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[15]
C000071348 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[15]
C000071348 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[15]
C000071348 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[15]
C000071348 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[15]
C000071348 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[15]
C000071348 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[15]
C000071348 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[15]
C000071348 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[15]
C000071348 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[15]
C000071348 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[15]
C000032268 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[16]
C000032268 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000032268 [Member] | V Global Holdings LLC Term Loan 10 20 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[16]
C000032268 [Member] | Virgin Media 02 LG Term Loan Q 7 68 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[16]
C000032268 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000032268 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[16]
C000032268 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[16]
C000032268 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[16]
C000032268 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[16]
C000032268 [Member] | W R Grace Holdings LLC Term Loan 7 58 09 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[16]
C000032268 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[17]
C000032268 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17]
C000032268 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[17]
C000032268 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[17]
C000032268 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[17]
C000032268 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[17]
C000032268 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[17]
C000032268 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[17]
C000032268 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[17]
C000032268 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[17]
C000032268 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[17]
C000032268 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17]
C000032268 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[17]
C000032268 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[17]
C000032268 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[17]
C000120775 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[18]
C000120775 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000120775 [Member] | V Global Holdings LLC Term Loan 10 20 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[18]
C000120775 [Member] | Virgin Media 02 LG Term Loan Q 7 68 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[18]
C000120775 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[18]
C000120775 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[18]
C000120775 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[18]
C000120775 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[18]
C000120775 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[18]
C000120775 [Member] | W R Grace Holdings LLC Term Loan 7 58 09 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[18]
C000120775 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[19]
C000120775 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19]
C000120775 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[19]
C000120775 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[19]
C000120775 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[19]
C000120775 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[19]
C000120775 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[19]
C000120775 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[19]
C000120775 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[19]
C000120775 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19]
C000120775 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[19]
C000120775 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19]
C000120775 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[19]
C000120775 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[19]
C000120775 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[19]
C000039690 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%	[20]
C000039690 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[20]
C000039690 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[20]
C000039690 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[20]
C000039690 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[20]
C000039690 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[20]
C000039690 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[20]
C000039690 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[20]
C000039690 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[20]
C000039690 [Member] | Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[20]
C000039690 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000039690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000039690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000039690 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000039690 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000039690 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039692 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%	[21]
C000039692 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[21]
C000039692 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[21]
C000039692 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[21]
C000039692 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[21]
C000039692 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[21]
C000039692 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[21]
C000039692 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[21]
C000039692 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[21]
C000039692 [Member] | Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[21]
C000039692 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000039692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000039692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000039692 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000039692 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000039692 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000071349 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%	[22]
C000071349 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[22]
C000071349 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[22]
C000071349 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[22]
C000071349 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[22]
C000071349 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[22]
C000071349 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[22]
C000071349 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[22]
C000071349 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[22]
C000071349 [Member] | Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[22]
C000071349 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000071349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000071349 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000071349 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071349 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071349 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071349 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071349 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039693 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%	[23]
C000039693 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[23]
C000039693 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[23]
C000039693 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[23]
C000039693 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[23]
C000039693 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[23]
C000039693 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[23]
C000039693 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[23]
C000039693 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[23]
C000039693 [Member] | Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[23]
C000039693 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000039693 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000039693 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000039693 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000039693 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000039693 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039693 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120776 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%	[24]
C000120776 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[24]
C000120776 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[24]
C000120776 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[24]
C000120776 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[24]
C000120776 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[24]
C000120776 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[24]
C000120776 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[24]
C000120776 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[24]
C000120776 [Member] | Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[24]
C000120776 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000120776 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000120776 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000120776 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120776 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120776 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120776 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120776 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000076854 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 6 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[25]
C000076854 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[25]
C000076854 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
C000076854 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[25]
C000076854 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000076854 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000076854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000076854 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000076854 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076854 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000076856 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 6 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[26]
C000076856 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[26]
C000076856 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[26]
C000076856 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[26]
C000076856 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000076856 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000076856 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000076856 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000076856 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000076857 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 6 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[27]
C000076857 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[27]
C000076857 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[27]
C000076857 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[27]
C000076857 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000076857 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000076857 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000076857 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000076857 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[28]
C000076858 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 6 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[28]
C000076858 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[28]
C000076858 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[28]
C000076858 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[28]
C000076858 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000076858 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000076858 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000076858 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000076858 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[29]
C000076859 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 6 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[29]
C000076859 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[29]
C000076859 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[29]
C000076859 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[29]
C000076859 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000076859 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000076859 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000076859 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000076859 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000076859 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[30]
C000120777 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 6 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[30]
C000120777 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[30]
C000120777 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[30]
C000120777 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[30]
C000120777 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000120777 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000120777 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000120777 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000120777 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000120777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000084366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
C000084366 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[31]
C000084366 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[31]
C000084366 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[31]
C000084366 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[31]
C000084366 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[31]
C000084366 [Member] | U S Treasury Notes 4 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[31]
C000084366 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[31]
C000084366 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[31]
C000084366 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[31]
C000084366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084366 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084366 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084366 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084366 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000084368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[32]
C000084368 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[32]
C000084368 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[32]
C000084368 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[32]
C000084368 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[32]
C000084368 [Member] | U S Treasury Notes 4 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[32]
C000084368 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[32]
C000084368 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[32]
C000084368 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[32]
C000084368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084368 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084368 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084368 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084368 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084371 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000084371 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[33]
C000084371 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[33]
C000084371 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[33]
C000084371 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[33]
C000084371 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[33]
C000084371 [Member] | U S Treasury Notes 4 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[33]
C000084371 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[33]
C000084371 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[33]
C000084371 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[33]
C000084371 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084371 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084371 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084371 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084371 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084369 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[34]
C000084369 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[34]
C000084369 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[34]
C000084369 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[34]
C000084369 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[34]
C000084369 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[34]
C000084369 [Member] | U S Treasury Notes 4 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[34]
C000084369 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[34]
C000084369 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[34]
C000084369 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[34]
C000084369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084369 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084369 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084369 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084369 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084370 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000084370 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[35]
C000084370 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[35]
C000084370 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[35]
C000084370 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[35]
C000084370 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[35]
C000084370 [Member] | U S Treasury Notes 4 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[35]
C000084370 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[35]
C000084370 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[35]
C000084370 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[35]
C000084370 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084370 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084370 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084370 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084370 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000120778 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
C000120778 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[36]
C000120778 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[36]
C000120778 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[36]
C000120778 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[36]
C000120778 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[36]
C000120778 [Member] | U S Treasury Notes 4 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[36]
C000120778 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[36]
C000120778 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[36]
C000120778 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[36]
C000120778 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120778 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000120778 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000120778 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120778 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[37]
C000084376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[37]
C000084376 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[37]
C000084376 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[37]
C000084376 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[37]
C000084376 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[37]
C000084376 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[37]
C000084376 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[37]
C000084376 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000084376 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[37]
C000084376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000084376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000084376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084376 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084378 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[38]
C000084378 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[38]
C000084378 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[38]
C000084378 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[38]
C000084378 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[38]
C000084378 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[38]
C000084378 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[38]
C000084378 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[38]
C000084378 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[38]
C000084378 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[38]
C000084378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000084378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000084378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084378 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084378 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084381 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[39]
C000084381 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[39]
C000084381 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[39]
C000084381 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[39]
C000084381 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[39]
C000084381 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[39]
C000084381 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[39]
C000084381 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[39]
C000084381 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000084381 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[39]
C000084381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000084381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000084381 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084381 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084381 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084379 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[40]
C000084379 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[40]
C000084379 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[40]
C000084379 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[40]
C000084379 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[40]
C000084379 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[40]
C000084379 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[40]
C000084379 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[40]
C000084379 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[40]
C000084379 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[40]
C000084379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000084379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000084379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084379 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084380 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[41]
C000084380 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[41]
C000084380 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[41]
C000084380 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[41]
C000084380 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[41]
C000084380 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[41]
C000084380 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[41]
C000084380 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[41]
C000084380 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000084380 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[41]
C000084380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000084380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000084380 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084380 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084380 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120779 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[42]
C000120779 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[42]
C000120779 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[42]
C000120779 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[42]
C000120779 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[42]
C000120779 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[42]
C000120779 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[42]
C000120779 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[42]
C000120779 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000120779 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[42]
C000120779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000120779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000120779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000120779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000120779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000120779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000120779 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000120779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120779 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084406 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[43]
C000084406 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[43]
C000084406 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[43]
C000084406 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[43]
C000084406 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[43]
C000084406 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[43]
C000084406 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[43]
C000084406 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[43]
C000084406 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[43]
C000084406 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[43]
C000084406 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000084406 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000084406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000084406 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084406 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084406 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084406 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000084406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084406 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084406 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084406 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084406 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084404 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[44]
C000084404 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[44]
C000084404 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[44]
C000084404 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[44]
C000084404 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[44]
C000084404 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[44]
C000084404 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[44]
C000084404 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[44]
C000084404 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[44]
C000084404 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[44]
C000084404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000084404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000084404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000084404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000084404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084404 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084407 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[45]
C000084407 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[45]
C000084407 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[45]
C000084407 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[45]
C000084407 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[45]
C000084407 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[45]
C000084407 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[45]
C000084407 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[45]
C000084407 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[45]
C000084407 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[45]
C000084407 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000084407 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000084407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000084407 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000084407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084407 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084407 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084407 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084405 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[46]
C000084405 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[46]
C000084405 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[46]
C000084405 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[46]
C000084405 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[46]
C000084405 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[46]
C000084405 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[46]
C000084405 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[46]
C000084405 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[46]
C000084405 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[46]
C000084405 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000084405 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000084405 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000084405 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084405 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084405 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084405 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000084405 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084405 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084405 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084405 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084405 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000120780 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[47]
C000120780 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[47]
C000120780 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[47]
C000120780 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[47]
C000120780 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[47]
C000120780 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[47]
C000120780 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[47]
C000120780 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[47]
C000120780 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[47]
C000120780 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[47]
C000120780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000120780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000120780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000120780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000120780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000120780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000120780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000120780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000120780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120780 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084420 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[48]
C000084420 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%	[48]
C000084420 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[48]
C000084420 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[48]
C000084420 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[48]
C000084420 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[48]
C000084420 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[48]
C000084420 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[48]
C000084420 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[48]
C000084420 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[48]
C000084420 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000084420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084420 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000084420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084420 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084420 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084420 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084420 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084420 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[49]
C000084422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%	[49]
C000084422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[49]
C000084422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[49]
C000084422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[49]
C000084422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[49]
C000084422 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[49]
C000084422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[49]
C000084422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[49]
C000084422 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[49]
C000084422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000084422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000084422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084423 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[50]
C000084423 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%	[50]
C000084423 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[50]
C000084423 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[50]
C000084423 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[50]
C000084423 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[50]
C000084423 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[50]
C000084423 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[50]
C000084423 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[50]
C000084423 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[50]
C000084423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000084423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000084423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084423 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188891 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[51]
C000188891 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%	[51]
C000188891 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[51]
C000188891 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[51]
C000188891 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[51]
C000188891 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[51]
C000188891 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[51]
C000188891 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[51]
C000188891 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[51]
C000188891 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[51]
C000188891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000188891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000188891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000188891 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000188891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000188891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000188891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000188891 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188891 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084424 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[52]
C000084424 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[52]
C000084424 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[52]
C000084424 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%	[52]
C000084424 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[52]
C000084424 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[52]
C000084424 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[52]
C000084424 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[52]
C000084424 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[52]
C000084424 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[52]
C000084424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000084424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000084424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000084424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084424 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084424 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084426 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[53]
C000084426 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[53]
C000084426 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[53]
C000084426 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%	[53]
C000084426 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[53]
C000084426 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[53]
C000084426 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[53]
C000084426 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[53]
C000084426 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[53]
C000084426 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[53]
C000084426 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000084426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000084426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000084426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084426 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084426 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000095844 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[54]
C000095844 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[54]
C000095844 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[54]
C000095844 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%	[54]
C000095844 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[54]
C000095844 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[54]
C000095844 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[54]
C000095844 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[54]
C000095844 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[54]
C000095844 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[54]
C000095844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000095844 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000095844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000095844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000095844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000095844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095844 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095844 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084427 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[55]
C000084427 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[55]
C000084427 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[55]
C000084427 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%	[55]
C000084427 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[55]
C000084427 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[55]
C000084427 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[55]
C000084427 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[55]
C000084427 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[55]
C000084427 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[55]
C000084427 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000084427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000084427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000084427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084427 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084427 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000095845 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[56]
C000095845 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[56]
C000095845 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[56]
C000095845 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%	[56]
C000095845 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[56]
C000095845 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[56]
C000095845 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[56]
C000095845 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[56]
C000095845 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[56]
C000095845 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[56]
C000095845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000095845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000095845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000095845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000095845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000095845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095845 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095845 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120781 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[57]
C000120781 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[57]
C000120781 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[57]
C000120781 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%	[57]
C000120781 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[57]
C000120781 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[57]
C000120781 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[57]
C000120781 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[57]
C000120781 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[57]
C000120781 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[57]
C000120781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000120781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000120781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000120781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000120781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000120781 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120781 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000160735 [Member] | South Carolina State of Jobs Economic Development Authority Prism Health Obligated Group Series 2018 VRD RB 1 45 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000160735 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000160735 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000160735 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160735 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160735 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000160735 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160735 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000160735 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000160735 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000160735 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000160735 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160735 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160735 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160736 [Member] | South Carolina State of Jobs Economic Development Authority Prism Health Obligated Group Series 2018 VRD RB 1 45 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000160736 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000160736 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000160736 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160736 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160736 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000160736 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160736 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000160736 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000160736 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000160736 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000160736 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160736 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160737 [Member] | South Carolina State of Jobs Economic Development Authority Prism Health Obligated Group Series 2018 VRD RB 1 45 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000160737 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000160737 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000160737 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160737 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160737 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000160737 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160737 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000160737 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000160737 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000160737 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000160737 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160737 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160738 [Member] | South Carolina State of Jobs Economic Development Authority Prism Health Obligated Group Series 2018 VRD RB 1 45 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000160738 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000160738 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000160738 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000160738 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000160738 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000160738 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160738 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000160738 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000160738 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000160738 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000160738 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160738 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160738 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000188892 [Member] | South Carolina State of Jobs Economic Development Authority Prism Health Obligated Group Series 2018 VRD RB 1 45 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000188892 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000188892 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000188892 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000188892 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000188892 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000188892 [Member] | Children s Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000188892 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000188892 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000188892 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000188892 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000188892 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000188892 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000188892 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000209156 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209156 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000209156 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000209156 [Member] | New York City of NY Series 2012 VRD GO Bonds 1 75 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209156 [Member] | New York City Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209156 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209156 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 1 62 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000209156 [Member] | Washington State of Suburban Sanitary Commission Series 2013 A VRD RB 1 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000209156 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2016 A Ref RB 5 00 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000209156 [Member] | Chandler City of AZ Industrial Development Authority Intel Corp Series 2022 1 RB 5 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000209156 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000209156 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209156 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000209156 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209154 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209154 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000209154 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000209154 [Member] | New York City of NY Series 2012 VRD GO Bonds 1 75 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209154 [Member] | New York City Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209154 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209154 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 1 62 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000209154 [Member] | Washington State of Suburban Sanitary Commission Series 2013 A VRD RB 1 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000209154 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2016 A Ref RB 5 00 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000209154 [Member] | Chandler City of AZ Industrial Development Authority Intel Corp Series 2022 1 RB 5 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000209154 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000209154 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209154 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000209154 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209155 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209155 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000209155 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000209155 [Member] | New York City of NY Series 2012 VRD GO Bonds 1 75 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209155 [Member] | New York City Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209155 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209155 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 1 62 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000209155 [Member] | Washington State of Suburban Sanitary Commission Series 2013 A VRD RB 1 50 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000209155 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2016 A Ref RB 5 00 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000209155 [Member] | Chandler City of AZ Industrial Development Authority Intel Corp Series 2022 1 RB 5 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000209155 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000209155 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209155 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000209155 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209161 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[58]
C000209161 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[58]
C000209161 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[58]
C000209161 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[58]
C000209161 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[58]
C000209161 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[58]
C000209161 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan 9 30 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[58]
C000209161 [Member] | Numericable SFR S A Term Loan B 12 8 37 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[58]
C000209161 [Member] | Crown Finance US Inc Term Loan B 9 56 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[58]
C000209161 [Member] | Bausch and Lomb Inc Term Loan 7 67 05 10 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[58]
C000209161 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[59]
C000209161 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[59]
C000209161 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[59]
C000209161 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[59]
C000209161 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[59]
C000209161 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[59]
C000209161 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[59]
C000209161 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[59]
C000209161 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[59]
C000209161 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[59]
C000209161 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[59]
C000209161 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[59]
C000209161 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[59]
C000209161 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[59]
C000209161 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[59]
C000209162 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[60]
C000209162 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[60]
C000209162 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[60]
C000209162 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[60]
C000209162 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[60]
C000209162 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[60]
C000209162 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan 9 30 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[60]
C000209162 [Member] | Numericable SFR S A Term Loan B 12 8 37 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[60]
C000209162 [Member] | Crown Finance US Inc Term Loan B 9 56 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[60]
C000209162 [Member] | Bausch and Lomb Inc Term Loan 7 67 05 10 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[60]
C000209162 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[61]
C000209162 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[61]
C000209162 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[61]
C000209162 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[61]
C000209162 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[61]
C000209162 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[61]
C000209162 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[61]
C000209162 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[61]
C000209162 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[61]
C000209162 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[61]
C000209162 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[61]
C000209162 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[61]
C000209162 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[61]
C000209162 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[61]
C000209162 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[61]
C000209160 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[62]
C000209160 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[62]
C000209160 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[62]
C000209160 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[62]
C000209160 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[62]
C000209160 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[62]
C000209160 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan 9 30 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[62]
C000209160 [Member] | Numericable SFR S A Term Loan B 12 8 37 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[62]
C000209160 [Member] | Crown Finance US Inc Term Loan B 9 56 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[62]
C000209160 [Member] | Bausch and Lomb Inc Term Loan 7 67 05 10 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[62]
C000209160 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[63]
C000209160 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[63]
C000209160 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[63]
C000209160 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[63]
C000209160 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[63]
C000209160 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[63]
C000209160 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[63]
C000209160 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[63]
C000209160 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[63]
C000209160 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[63]
C000209160 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[63]
C000209160 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[63]
C000209160 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[63]
C000209160 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[63]
C000209160 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[63]
C000209159 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[64]
C000209159 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[64]
C000209159 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[64]
C000209159 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[64]
C000209159 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[64]
C000209159 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[64]
C000209159 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan 9 30 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[64]
C000209159 [Member] | Numericable SFR S A Term Loan B 12 8 37 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[64]
C000209159 [Member] | Crown Finance US Inc Term Loan B 9 56 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[64]
C000209159 [Member] | Bausch and Lomb Inc Term Loan 7 67 05 10 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[64]
C000209159 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[65]
C000209159 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[65]
C000209159 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[65]
C000209159 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[65]
C000209159 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[65]
C000209159 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[65]
C000209159 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[65]
C000209159 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[65]
C000209159 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[65]
C000209159 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[65]
C000209159 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[65]
C000209159 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[65]
C000209159 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[65]
C000209159 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[65]
C000209159 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[65]
C000209158 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[66]
C000209158 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[66]
C000209158 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[66]
C000209158 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[66]
C000209158 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[66]
C000209158 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[66]
C000209158 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan 9 30 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[66]
C000209158 [Member] | Numericable SFR S A Term Loan B 12 8 37 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[66]
C000209158 [Member] | Crown Finance US Inc Term Loan B 9 56 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[66]
C000209158 [Member] | Bausch and Lomb Inc Term Loan 7 67 05 10 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[66]
C000209158 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[67]
C000209158 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[67]
C000209158 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[67]
C000209158 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[67]
C000209158 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[67]
C000209158 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[67]
C000209158 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[67]
C000209158 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[67]
C000209158 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[67]
C000209158 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[67]
C000209158 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[67]
C000209158 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[67]
C000209158 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[67]
C000209158 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[67]
C000209158 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[67]
C000209157 [Member] | Monitronics International Inc Term Loan B 12 09 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[68]
C000209157 [Member] | Spin Holdco Inc Term Loan 8 71 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[68]
C000209157 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[68]
C000209157 [Member] | Trinseo Materials Operating S C A Term Loan B 12 79 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[68]
C000209157 [Member] | GoTo Group Inc LogMeIn First Lien Term Loan 9 19 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[68]
C000209157 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[68]
C000209157 [Member] | AAdvantage Loyalty IP Ltd American Airlines Inc Term Loan 9 30 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[68]
C000209157 [Member] | Numericable SFR S A Term Loan B 12 8 37 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[68]
C000209157 [Member] | Crown Finance US Inc Term Loan B 9 56 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[68]
C000209157 [Member] | Bausch and Lomb Inc Term Loan 7 67 05 10 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[68]
C000209157 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[69]
C000209157 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[69]
C000209157 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[69]
C000209157 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[69]
C000209157 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[69]
C000209157 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[69]
C000209157 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[69]
C000209157 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[69]
C000209157 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[69]
C000209157 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[69]
C000209157 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[69]
C000209157 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[69]
C000209157 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[69]
C000209157 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[69]
C000209157 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[69]
C000209169 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[70]
C000209169 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[70]
C000209169 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[70]
C000209169 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[70]
C000209169 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[70]
C000209169 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[70]
C000209169 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[70]
C000209169 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[70]
C000209169 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[70]
C000209169 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[70]
C000209169 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000209169 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209169 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209169 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209169 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209169 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209169 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209169 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209169 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209174 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[71]
C000209174 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[71]
C000209174 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[71]
C000209174 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[71]
C000209174 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[71]
C000209174 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[71]
C000209174 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[71]
C000209174 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[71]
C000209174 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[71]
C000209174 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[71]
C000209174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000209174 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209174 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209174 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209174 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209174 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209174 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209174 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209170 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[72]
C000209170 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[72]
C000209170 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[72]
C000209170 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[72]
C000209170 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[72]
C000209170 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[72]
C000209170 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[72]
C000209170 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[72]
C000209170 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[72]
C000209170 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[72]
C000209170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000209170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209170 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209170 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209171 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[73]
C000209171 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[73]
C000209171 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[73]
C000209171 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[73]
C000209171 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[73]
C000209171 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[73]
C000209171 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[73]
C000209171 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[73]
C000209171 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[73]
C000209171 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[73]
C000209171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000209171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209171 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209171 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209171 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209172 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[74]
C000209172 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[74]
C000209172 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[74]
C000209172 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[74]
C000209172 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[74]
C000209172 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[74]
C000209172 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[74]
C000209172 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[74]
C000209172 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[74]
C000209172 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[74]
C000209172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000209172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209172 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209172 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209172 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209173 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[75]
C000209173 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%	[75]
C000209173 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[75]
C000209173 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[75]
C000209173 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[75]
C000209173 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[75]
C000209173 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[75]
C000209173 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[75]
C000209173 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[75]
C000209173 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[75]
C000209173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000209173 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209173 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209173 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209173 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209173 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209173 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209173 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209176 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[76]
C000209176 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[76]
C000209176 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[76]
C000209176 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[76]
C000209176 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[76]
C000209176 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[76]
C000209176 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[76]
C000209176 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[76]
C000209176 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[76]
C000209176 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[76]
C000209176 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000209176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000209176 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000209176 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000209176 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209176 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209176 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209176 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000209180 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[77]
C000209180 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[77]
C000209180 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[77]
C000209180 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[77]
C000209180 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[77]
C000209180 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[77]
C000209180 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[77]
C000209180 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[77]
C000209180 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[77]
C000209180 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[77]
C000209180 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000209180 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209180 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000209180 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000209180 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000209180 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209180 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209180 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209180 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209180 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000209178 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[78]
C000209178 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[78]
C000209178 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[78]
C000209178 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[78]
C000209178 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[78]
C000209178 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[78]
C000209178 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[78]
C000209178 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[78]
C000209178 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[78]
C000209178 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[78]
C000209178 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209178 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209178 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209178 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209178 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209178 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209178 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209178 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209178 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209178 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209177 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[79]
C000209177 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[79]
C000209177 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[79]
C000209177 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[79]
C000209177 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[79]
C000209177 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[79]
C000209177 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[79]
C000209177 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[79]
C000209177 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[79]
C000209177 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[79]
C000209177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209177 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209177 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209175 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[80]
C000209175 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[80]
C000209175 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[80]
C000209175 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[80]
C000209175 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[80]
C000209175 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[80]
C000209175 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[80]
C000209175 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[80]
C000209175 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[80]
C000209175 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[80]
C000209175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209175 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209175 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209175 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209179 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[81]
C000209179 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[81]
C000209179 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[81]
C000209179 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[81]
C000209179 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[81]
C000209179 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[81]
C000209179 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[81]
C000209179 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[81]
C000209179 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[81]
C000209179 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[81]
C000209179 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000209179 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209179 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209179 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209179 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209179 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209179 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209179 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209179 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209179 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%	[82]
C000222272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%	[82]
C000222272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%	[82]
C000222272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[82]
C000222272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[82]
C000222272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%	[82]
C000222272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[82]
C000222272 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[82]
C000222272 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[82]
C000222272 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[82]
C000222272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000222272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000222272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222272 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241066 [Member] | Main Street Natural Gas Inc Series 2023 A RB 5 00 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000241066 [Member] | Black Belt Energy Gas District The Gas Series 2022 F RB 5 25 12 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000241066 [Member] | Bexar County Health Facilities Development Corp Army Retirement Residence Foundation Series 2016 Ref RB 5 00 07 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000241066 [Member] | Iowa State of Finance Authority Iowa Fertilizer Co Series 2022 Ref RB 5 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000241066 [Member] | Portland Port of OR Green Bonds Twenty Ninth Series 2023 RB 5 25 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000241066 [Member] | Columbus Regional Airport Authority John Glenn Columbus International Airport Series 2025 Ref RB 5 25 01 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000241066 [Member] | Atlanta City of GA Urban Residential Finance Authority GE Tower Apartments Series 2023 B RB 5 75 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000241066 [Member] | South Carolina State of Jobs Economic Development Authority Novant Health Obligated Group Series 2024 A RB 5 25 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000241066 [Member] | Oneida Indian Nation Series 2024 B RB 6 00 09 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000241066 [Member] | Wisconsin State of Public Finance Authority Wakemed Hospital Series 2019 A Ref RB 5 00 10 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000241066 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.70%
C000241066 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000241066 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[10]	Excluding money market fund holdings, if any.
[11]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[12]	Excluding money market fund holdings, if any.
[13]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[14]	Excluding money market fund holdings, if any.
[15]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[16]	Excluding money market fund holdings, if any.
[17]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[18]	Excluding money market fund holdings, if any.
[19]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[60]	Excluding money market fund holdings, if any.
[61]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[62]	Excluding money market fund holdings, if any.
[63]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[64]	Excluding money market fund holdings, if any.
[65]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[66]	Excluding money market fund holdings, if any.
[67]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[68]	Excluding money market fund holdings, if any.
[69]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.
[77]	Excluding money market fund holdings, if any.
[78]	Excluding money market fund holdings, if any.
[79]	Excluding money market fund holdings, if any.
[80]	Excluding money market fund holdings, if any.
[81]	Excluding money market fund holdings, if any.
[82]	Excluding money market fund holdings, if any.